Financial Instruments (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	₪ 172,251	₪ 514,317
Financial Liabilities	308,526	1,088,479
Financial liabilities at fair value through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	10,994
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	297,532	1,088,479
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	32,906	465,740
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,083	44,545
Financial assets at fair value through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₪ 86,262
Available for sale financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		₪ 4,032